Income Taxes - Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal statutory rate	21.00%	21.00%
Effect of:
State taxes, net of federal tax benefit	7.20%	(6.30%)
Change in valuation allowance	(29.60%)	22.90%
Warrant remeasurement	3.60%	(35.30%)
Transaction costs	0.00%	(5.20%)
Nondeductible officer compensation	0.00%	20.90%
Stock compensation	(2.30%)	(17.30%)
Other, net	0.30%	1.80%
Effective tax rate	0.20%	2.50%